Rationalization Of Operations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Rationalization Of Operations [Line Items]
Rationalization of operations liability		32	30	69
Rationalization of operations, expense		119	81	126
Rationalization of operations, paid/utilized		117	120
Total number of positions eliminated		2,700	2,800	3,500
Minimum [Member]
Rationalization Of Operations [Line Items]
Expected future year rationalization expense	70
Total number of facilities exited		20	20	20
Maximum [Member]
Rationalization Of Operations [Line Items]
Expected future year rationalization expense	80
Total number of facilities exited		25	25	25
Process Management [Member]
Rationalization Of Operations [Line Items]
Rationalization of operations, expense		19	11	35
Industrial Automation [Member]
Rationalization Of Operations [Line Items]
Rationalization of operations, expense		27	32	48
Network Power [Member]
Rationalization Of Operations [Line Items]
Rationalization of operations, expense		53	20	25
Climate Technologies [Member]
Rationalization Of Operations [Line Items]
Rationalization of operations, expense		11	11	13
Commercial & Residential Solutions [Member]
Rationalization Of Operations [Line Items]
Rationalization of operations, expense		9	7	5
Severance And Benefits [Member]
Rationalization Of Operations [Line Items]
Rationalization of operations liability		23	24	57
Rationalization of operations, expense		58	17
Rationalization of operations, paid/utilized		59	50
Lease And Other Contract Terminations [Member]
Rationalization Of Operations [Line Items]
Rationalization of operations liability		5	3	8
Rationalization of operations, expense		10	3
Rationalization of operations, paid/utilized		8	8
Fixed Asset Write-Downs [Member]
Rationalization Of Operations [Line Items]
Rationalization of operations liability		0	0	0
Rationalization of operations, expense		9	12
Rationalization of operations, paid/utilized		9	12
Vacant Facility And Other Shutdown Costs [Member]
Rationalization Of Operations [Line Items]
Rationalization of operations liability		3	2	4
Rationalization of operations, expense		12	11
Rationalization of operations, paid/utilized		11	13
Start-Up And Moving Costs [Member]
Rationalization Of Operations [Line Items]
Rationalization of operations liability		1	1	0
Rationalization of operations, expense		30	38
Rationalization of operations, paid/utilized		30	37